UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square SSI Alternative Income Fund

(Class I: PSCIX)
 (Class A: PSCAX)

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2014

Palmer Square SSI Alternative Income Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	28
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square SSI Alternative Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 65.8%
	BASIC MATERIALS – 2.9%
$3,466,000	B2Gold Corp. (Canada) 3.250%, 10/1/20181, 2, 3	$3,260,206
2,923,000	Horsehead Holding Corp. 3.800%, 7/1/20172	3,759,709
2,857,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141, 2	2,853,429
5,325,000	Stillwater Mining Co. 1.750%, 10/15/20322, 4	6,819,328
		16,692,672
	COMMUNICATIONS – 12.4%
4,192,000	AOL, Inc. 0.750%, 9/1/20192, 3, 5	4,346,580
4,601,000	Blucora, Inc. 4.250%, 4/1/20192, 4, 5	4,635,508
4,226,000	Ciena Corp. 4.000%, 12/15/20202, 3	5,079,124
5,850,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20181, 2, 5	6,102,281
1,651,000	Palo Alto Networks, Inc. 0.000%, 7/1/20192, 3, 5	1,840,865
5,126,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20181, 2, 5	5,071,536
4,485,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/20181, 2, 3, 5	4,151,428
3,237,000	SouFun Holdings Ltd. (Cayman Islands) 2.000%, 12/15/20181, 2, 3, 5	3,012,433
3,083,000	Twitter, Inc. 1.000%, 9/15/20212, 5	3,030,974
5,547,000	VeriSign, Inc. 4.086%, 8/15/20372	9,350,162
4,407,000	Vipshop Holdings Ltd. (Cayman Islands) 1.500%, 3/15/20191, 2, 3	5,236,067
5,005,000	Web.com Group, Inc. 1.000%, 8/15/20182	4,598,344
5,081,000	WebMD Health Corp. 1.500%, 12/1/20202, 3, 5	5,160,391
3,961,000	Yahoo!, Inc. 0.000%, 12/1/20182, 3, 5	4,136,769
5,950,000	Yandex N.V. (Netherlands) 1.125%, 12/15/20181, 2, 5	5,206,250
		70,958,712

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL – 7.1%
$1,489,000	Callaway Golf Co. 3.750%, 8/15/20192, 3, 4	$1,675,125
1,622,000	Ezcorp, Inc. 2.125%, 6/15/20192, 3, 5	1,432,429
3,856,000	Iconix Brand Group, Inc. 2.500%, 6/1/20162	4,877,840
3,071,000	Meritage Homes Corp. 1.875%, 9/15/20322, 4	3,076,758
4,160,000	Meritor, Inc. 7.875%, 3/1/20262, 4	6,034,600
5,062,000	Navistar International Corp. 4.500%, 10/15/20182, 5	4,951,269
€1,800,000	Steinhoff Finance Holdings GmbH (Austria) 6.375%, 5/26/20172	2,964,759
$8,655,000	Tesla Motors, Inc. 1.250%, 3/1/20212, 3	8,265,525
2,534,000	WESCO International, Inc. 6.000%, 9/15/20292, 4	7,063,525
		40,341,830
	CONSUMER, NON-CYCLICAL – 11.2%
5,718,000	Aegerion Pharmaceuticals, Inc. 2.000%, 8/15/20192, 5	6,039,637
1,970,000	Albany Molecular Research, Inc. 2.250%, 11/15/20182, 3, 5	3,027,644
2,684,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/20192	3,609,980
2,830,000	Ascent Capital Group, Inc. 4.000%, 7/15/20202	2,561,150
2,465,000	Chiquita Brands International, Inc. 4.250%, 8/15/20162	2,477,325
2,037,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20172	4,750,029
3,631,000	Depomed, Inc. 2.500%, 9/1/20212, 3	3,842,052
3,917,000	Incyte Corp. 1.250%, 11/15/20202, 3, 5	4,776,292
2,678,000	Ligand Pharmaceuticals, Inc. 0.750%, 8/15/20192, 3, 5	2,513,973
2,309,000	Live Nation Entertainment, Inc. 2.500%, 5/15/20192, 5	2,388,372
2,786,000	Medicines Co. 1.375%, 6/1/20172, 3	2,970,572

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,096,000	PHH Corp. 6.000%, 6/15/20172	$4,002,050
3,762,000	ServiceSource International, Inc. 1.500%, 8/1/20182, 3	2,859,120
2,547,000	Spectranetics Corp. 2.625%, 6/1/20342, 4	2,868,559
2,560,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/20182, 5	2,665,600
2,731,000	TAL Education Group (Cayman Islands) 2.500%, 5/15/20191, 2, 5	3,975,312
2,786,000	TESARO, Inc. 3.000%, 10/1/20212, 3	2,921,817
2,616,000	Theravance, Inc. 2.125%, 1/15/20232	2,511,360
2,317,000	Wright Medical Group, Inc. 2.000%, 8/15/20172, 3	3,107,676
		63,868,520
	ENERGY – 5.1%
1,967,000	Alon USA Energy, Inc. 3.000%, 9/15/20182, 5	2,335,812
2,011,000	BPZ Resources, Inc. 8.500%, 10/1/20172, 3	1,984,606
5,135,000	Cobalt International Energy, Inc. 2.625%, 12/1/20192, 3	4,258,841
2,420,000	Emerald Oil, Inc. 2.000%, 4/1/20192, 3, 5	2,258,163
2,577,000	JinkoSolar Holding Co., Ltd. (Cayman Islands) 4.000%, 2/1/20191, 2, 5	2,467,477
5,003,000	Newpark Resources, Inc. 4.000%, 10/1/20172	6,657,117
5,774,000	SolarCity Corp. 2.750%, 11/1/20182, 3	6,928,800
2,144,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20431, 2, 4, 5	2,099,780
		28,990,596
	FINANCIAL – 8.1%
3,000,000	American Residential Properties OP LP 3.250%, 11/15/20182, 3, 5	3,174,375
1,012,000	AmTrust Financial Services, Inc. 5.500%, 12/15/20212, 3	1,604,020

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
€1,800,000	Conwert Immobilien Invest S.E. (Austria) 4.500%, 9/6/20182	$2,421,372
$6,224,000	Encore Capital Group, Inc. 3.000%, 7/1/20202, 3	7,110,920
6,293,000	Forest City Enterprises, Inc. 4.250%, 8/15/20182, 3	6,934,099
2,824,000	Forestar Group, Inc. 3.750%, 3/1/20202, 3	2,944,020
1,369,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20202, 3	1,308,251
4,896,000	MGIC Investment Corp. 9.000%, 4/1/20632, 5	6,328,080
2,638,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20202, 5	2,870,474
1,955,000	Radian Group, Inc. 2.250%, 3/1/20192	2,801,759
2,727,000	Starwood Waypoint Residential Trust 3.000%, 7/1/20192, 3, 5	2,723,605
7,237,000	Walter Investment Management Corp. 4.500%, 11/1/20192, 3	6,133,357
		46,354,332
	INDUSTRIAL – 3.5%
2,430,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/20181, 2, 3	2,373,806
3,014,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20181, 2	4,443,766
6,784,000	General Cable Corp. 4.500%, 11/15/20292, 6	4,740,320
2,360,000	TTM Technologies, Inc. 1.750%, 12/15/20202	2,303,950
2,595,000	UTi Worldwide, Inc. (Virgin Islands (British)) 4.500%, 3/1/20191, 2, 3, 5	2,775,028
2,738,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20422, 5	3,528,598
		20,165,468
	TECHNOLOGY – 14.0%
3,817,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20202	3,876,641
3,086,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20172	3,483,322

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$2,739,000	Cornerstone OnDemand, Inc. 1.500%, 7/1/20182, 3	$2,723,593
4,189,000	Dealertrack Technologies, Inc. 1.500%, 3/15/20172, 3	5,445,700
1,564,000	Electronics For Imaging, Inc. 0.750%, 9/1/20192, 3, 5	1,583,550
2,963,000	GT Advanced Technologies, Inc. 3.000%, 12/15/20202	3,368,561
2,659,000	Medidata Solutions, Inc. 1.000%, 8/1/20182, 3	2,871,720
4,327,000	Microchip Technology, Inc. 2.125%, 12/15/20372	8,050,924
3,341,000	Micron Technology, Inc. 3.000%, 11/15/20432, 3, 4	4,410,120
2,440,000	Novellus Systems, Inc. 2.625%, 5/15/20412	5,329,875
3,282,000	Proofpoint, Inc. 1.250%, 12/15/20182, 3, 5	3,878,914
3,114,000	SanDisk Corp. 1.500%, 8/15/20172	6,004,181
3,202,000	ServiceNow, Inc. 0.000%, 11/1/20182, 3, 5	3,384,114
3,403,000	Spansion LLC 2.000%, 9/1/20202, 3	5,957,377
4,885,000	SunEdison, Inc. 2.750%, 1/1/20212, 5	7,275,597
4,439,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20162	5,920,516
5,198,000	Workday, Inc. 1.500%, 7/15/20202	6,435,774
		80,000,479
	UTILITIES – 1.5%
93,471	CenterPoint Energy, Inc. 3.719%, 9/15/20292, 3, 4, 6	5,707,573
3,063,000	EnerNOC, Inc. 2.250%, 8/15/20192, 5	2,879,220
		8,586,793
	TOTAL CORPORATE BONDS (Cost $363,792,007)	375,959,402

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 21.5%
	BASIC MATERIALS – 1.0%
58,701	Alcoa, Inc. 5.375%, 10/1/20172, 3	$2,929,180
142,900	ArcelorMittal (Luxembourg) 6.000%, 1/15/20161, 2	3,025,193
		5,954,373
	COMMUNICATIONS – 0.4%
7,448	Iridium Communications, Inc. 6.750%, 12/31/20492	2,538,539

	CONSUMER, CYCLICAL – 0.5%
54,603	Continental Airlines Finance Trust II 6.000%, 11/15/20302, 4	2,779,631

	CONSUMER, NON-CYCLICAL – 4.3%
77,364	Bunge Ltd. (Bermuda) 4.875%, 12/31/20491, 2, 3	8,414,882
3,888	HealthSouth Corp. 6.500%, 12/31/20492	5,174,442
34,863	Post Holdings, Inc. 3.750%, 12/31/20492, 5	2,973,117
6,922	Tyson Foods, Inc. 4.750%, 7/15/20172	348,211
6,870	Universal Corp. 6.750%, 12/31/20492, 4	7,471,125
		24,381,777
	ENERGY – 7.0%
7,257	Chesapeake Energy Corp. 5.750%, 12/31/20492, 3, 5	8,068,877
37,600	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20491, 2	7,390,750
43,313	Goodrich Petroleum Corp. 5.375%, 12/31/20492	1,925,696
85,688	McDermott International, Inc. (Panama) 6.250%, 4/1/20171, 2	1,833,723
54,710	Penn Virginia Corp. 6.000%, 12/31/20492, 5	5,437,080
34,933	Rex Energy Corp. 6.000%, 12/31/20492	3,414,701
	Sanchez Energy Corp.
102,778	4.875%, 12/31/20492	6,857,225
8,813	6.500%, 12/31/20492	630,217

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY (Continued)
48,295	SandRidge Energy, Inc. 7.000%, 12/31/20492	$4,310,329
		39,868,598
	FINANCIAL – 8.3%
224,854	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20492	6,060,940
82,963	AMG Capital Trust II 5.150%, 10/15/20372	5,154,076
4,192	Bank of America Corp. 7.250%, 12/31/20492	4,807,176
16,179	EPR Properties 5.750%, 12/31/20492	354,725
100,408	Health Care REIT, Inc. 6.500%, 12/31/20492	5,747,354
113,877	iStar Financial, Inc. 4.500%, 12/31/20492, 4	6,804,151
29,256	KeyCorp 7.750%, 12/31/20492	3,832,390
2,040	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20491, 2	2,940,150
42,638	Ramco-Gershenson Properties Trust 7.250%, 12/31/20492	2,588,979
2,874	Wells Fargo & Co. 7.500%, 12/31/20492	3,460,899
4,316	Wintrust Financial Corp. 5.000%, 12/31/20492	5,253,112
		47,003,952
	TOTAL PREFERRED STOCKS (Cost $118,468,204)	122,526,870

	TOTAL INVESTMENTS – 87.3% (Cost $482,260,211)	498,486,272
	Other Assets in Excess of Liabilities – 12.7%	72,705,410

	TOTAL NET ASSETS – 100.0%	$571,191,682

	SECURITIES SOLD SHORT – (45.3)%
	COMMON STOCKS – (45.3)%
	BASIC MATERIALS – (2.2)%
(128,406)	Alcoa, Inc.	(2,066,052)
(150,413)	ArcelorMittal (Luxembourg)1	(2,059,154)
(450,657)	B2Gold Corp. (Canada)*1	(914,834)
(149,587)	Horsehead Holding Corp.*	(2,472,673)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(3,714)	Sesa Sterlite Ltd. - ADR (India)1	$(64,104)
(339,390)	Stillwater Mining Co.*	(5,101,032)
		(12,677,849)
	COMMUNICATIONS – (6.4)%
(41,826)	AOL, Inc.*	(1,880,079)
(91,775)	Blucora, Inc.*	(1,398,651)
(111,930)	Ciena Corp.*	(1,871,469)
(38,800)	Ctrip.com International Ltd. - ADR (China)*1	(2,202,288)
(216,340)	Iridium Communications, Inc.*	(1,914,609)
(9,854)	Palo Alto Networks, Inc.*	(966,677)
(22,163)	Qihoo 360 Technology Co., Ltd. - ADR (China)*1	(1,495,338)
(8,630)	SINA Corp. (China)*1	(355,038)
(63,805)	SouFun Holdings Ltd. - ADR (China)1	(634,860)
(10,002)	Time Warner Cable, Inc.	(1,435,187)
(39,496)	Time Warner, Inc.	(2,970,494)
(4,979)	Time, Inc.*	(116,658)
(25,743)	Twitter, Inc.*	(1,327,824)
(142,483)	VeriSign, Inc.*	(7,853,663)
(14,890)	Vipshop Holdings Ltd. - ADR (China)*1	(2,814,359)
(66,657)	Web.com Group, Inc.*	(1,330,474)
(68,085)	WebMD Health Corp.*	(2,846,634)
(35,557)	Yahoo!, Inc.*	(1,448,948)
(58,622)	Yandex N.V. - Class A (Netherlands)*1	(1,629,398)
		(36,492,648)
	CONSUMER, CYCLICAL – (3.8)%
(129,018)	Callaway Golf Co.	(934,090)
(60,702)	Ezcorp, Inc. - Class A*	(601,557)
(99,084)	Iconix Brand Group, Inc.*	(3,660,163)
(18,979)	Meritage Homes Corp.*	(673,754)
(262,463)	Meritor, Inc.*	(2,847,723)
(40,026)	Navistar International Corp.*	(1,317,256)
(362,753)	Steinhoff International Holdings Ltd. (South Africa)	(1,738,725)
(12,976)	Tesla Motors, Inc.*	(3,149,016)
(288)	United Continental Holdings, Inc.*	(13,475)
(85,027)	WESCO International, Inc.*	(6,654,213)
		(21,589,972)
	CONSUMER, NON-CYCLICAL – (8.4)%
(92,060)	Aegerion Pharmaceuticals, Inc.*	(3,072,963)
(106,853)	Albany Molecular Research, Inc.*	(2,358,246)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(76,242)	AMAG Pharmaceuticals, Inc.*	$(2,432,882)
(14,882)	Ascent Capital Group, Inc. - Class A*	(895,896)
(48,118)	Bunge Ltd.1	(4,052,979)
(5,482)	Chiquita Brands International, Inc.*	(77,844)
(65,636)	Cubist Pharmaceuticals, Inc.*	(4,354,292)
(134,022)	Depomed, Inc.*	(2,035,794)
(72,594)	HealthSouth Corp.	(2,678,719)
(55,229)	Incyte Corp.*	(2,708,982)
(22,782)	Ligand Pharmaceuticals, Inc.*	(1,070,526)
(34,606)	Live Nation Entertainment, Inc.*	(831,236)
(54,656)	Medicines Co.*	(1,219,922)
(138,394)	PHH Corp.*	(3,094,490)
(62,338)	Post Holdings, Inc.*	(2,068,375)
(62,176)	ServiceSource International, Inc.*	(200,829)
(52,825)	Spectranetics Corp.*	(1,403,560)
(155,636)	Spectrum Pharmaceuticals, Inc.*	(1,266,877)
(85,968)	TAL Education Group - ADR (China)*1	(3,003,722)
(59,936)	TESARO, Inc.*	(1,613,477)
(70,574)	Theravance, Inc.	(1,206,110)
(5,342)	Tyson Foods, Inc. - Class A	(210,315)
(98,165)	Universal Corp.	(4,357,544)
(71,089)	Wright Medical Group, Inc.*	(2,153,997)
		(48,369,577)
	ENERGY – (5.8)%
(96,441)	Alon USA Energy, Inc.	(1,384,893)
(280,502)	BPZ Resources, Inc.*	(535,759)
(158,266)	Chesapeake Energy Corp.	(3,638,535)
(55,790)	Cobalt International Energy, Inc.*	(758,744)
(149,656)	Emerald Oil, Inc.*	(920,384)
(229,726)	Energy XXI Bermuda Ltd. (Bermuda)1	(2,607,390)
(38,037)	Goodrich Petroleum Corp.*	(563,708)
(28,676)	JinkoSolar Holding Co., Ltd. - ADR (China)*1	(788,303)
(216,294)	McDermott International, Inc.*1	(1,237,202)
(338,327)	Newpark Resources, Inc.*	(4,208,788)
(238,620)	Penn Virginia Corp.*	(3,032,860)
(153,671)	Rex Energy Corp.*	(1,947,012)
(220,372)	Sanchez Energy Corp.*	(5,786,969)
(343,092)	SandRidge Energy, Inc.*	(1,471,865)
(62,314)	SolarCity Corp.*	(3,713,914)
(403,895)	Vantage Drilling Co.*1	(512,947)
		(33,109,273)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL – (6.9)%
(6,262)	Affiliated Managers Group, Inc.*	$(1,254,654)
(27,575)	Alexandria Real Estate Equities, Inc. - REIT	(2,033,656)
(89,074)	American Residential Properties, Inc. - REIT*	(1,633,617)
(30,876)	AmTrust Financial Services, Inc.	(1,229,482)
(4,191)	Bank of America Corp.	(71,457)
(64,130)	Conwert Immobilien Invest S.E. (Austria)	(731,375)
(108,608)	Encore Capital Group, Inc.*	(4,812,420)
(3,754)	EPR Properties - REIT	(190,253)
(117,346)	Forest City Enterprises, Inc. - Class A*	(2,295,288)
(80,372)	Forestar Group, Inc.*	(1,424,192)
(59,572)	Health Care REIT, Inc. - REIT	(3,715,506)
(386,620)	iStar Financial, Inc. - REIT*	(5,219,370)
(30,660)	KeyCorp	(408,698)
(99,502)	Meadowbrook Insurance Group, Inc.	(582,087)
(72,333)	MGIC Investment Corp.*	(564,921)
(149,191)	OFG Bancorp (Puerto Rico)1	(2,234,881)
(27,195)	Portfolio Recovery Associates, Inc.*	(1,420,395)
(144,654)	Radian Group, Inc.	(2,062,766)
(103,570)	Ramco-Gershenson Properties Trust - REIT	(1,683,012)
(39,203)	Starwood Waypoint Residential Trust - REIT	(1,019,670)
(49,106)	Walter Investment Management Corp.*	(1,077,877)
(503)	Wells Fargo & Co.	(26,091)
(87,684)	Wintrust Financial Corp.	(3,916,844)
		(39,608,512)
	INDUSTRIAL – (2.0)%
(98,972)	Aegean Marine Petroleum Network, Inc. (Greece)1	(907,573)
(268,928)	Cemex S.A.B. de C.V. - ADR (Mexico)*1	(3,506,821)
(108,591)	General Cable Corp.	(1,637,552)
(168,469)	TTM Technologies, Inc.*	(1,147,274)
(112,768)	UTi Worldwide, Inc.*1	(1,198,724)
(202,599)	Vishay Intertechnology, Inc.	(2,895,140)
		(11,293,084)
	TECHNOLOGY – (9.6)%
(140,618)	Allscripts Healthcare Solutions, Inc.*	(1,886,390)
(64,740)	Bottomline Technologies de, Inc.*	(1,786,177)
(26,858)	Cornerstone OnDemand, Inc.*	(924,184)
(83,005)	Dealertrack Technologies, Inc.*	(3,603,247)
(18,124)	Electronics For Imaging, Inc.*	(800,537)
(183,532)	GT Advanced Technologies, Inc.*	(1,987,651)
(65,698)	Lam Research Corp.	(4,907,641)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(27,571)	Medidata Solutions, Inc.*	$(1,221,119)
(159,069)	Microchip Technology, Inc.	(7,512,829)
(97,799)	Micron Technology, Inc.*	(3,350,594)
(56,338)	Proofpoint, Inc.*	(2,092,393)
(54,385)	SanDisk Corp.	(5,327,011)
(25,565)	ServiceNow, Inc.*	(1,502,711)
(215,785)	Spansion, Inc. - Class A*	(4,917,740)
(266,193)	SunEdison, Inc.*	(5,025,724)
(174,103)	Take-Two Interactive Software, Inc.*	(4,016,556)
(46,800)	Workday, Inc. - Class A*	(3,861,000)
		(54,723,504)
	UTILITIES – (0.2)%
(64,098)	EnerNOC, Inc.*	(1,087,102)

	TOTAL SECURITIES SOLD SHORT (Proceeds $246,973,748)	$(258,951,521)

ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trust
€ – Euro

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	Convertible security.
3	All or a portion of this security is segregated as collateral for securities sold short.
4	Callable.
5
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

6	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Currency Exchange	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Euro	EUR per USD	(2,000,000)	$(2,581,600)	$(2,527,565)	$54,035

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(2,581,600)	$(2,527,565)	$54,035

EUR -  Euro

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
SUMMARY OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Technology	14.0%
Communications	12.4%
Consumer, Non-cyclical	11.2%
Financial	8.1%
Consumer, Cyclical	7.1%
Energy	5.1%
Industrial	3.5%
Basic Materials	2.9%
Utilities	1.5%
Total Corporate Bonds	65.8%
Preferred Stocks
Financial	8.3%
Energy	7.0%
Consumer, Non-cyclical	4.3%
Basic Materials	1.0%
Consumer, Cyclical	0.5%
Communications	0.4%
Total Preferred Stocks	21.5%
Total Investments	87.3%
Other Assets in Excess of Liabilities	12.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $482,260,211)	$498,486,272
Foreign currency, at value (cost $2,594,857)	2,519,196
Cash	19,544,278
Cash deposited with broker for securities sold short	305,028,014
Receivables:
Investment securities sold	4,294,956
Fund shares sold	921,675
Unrealized appreciation on forward foreign currency exchange contracts	54,035
Dividends and interest	3,186,652
Prepaid expenses	90,238
Total assets	834,125,316

Liabilities:
Securities sold short, at value (proceeds $246,973,748)	258,951,521
Payables:
Investment securities purchased	3,015,415
Fund shares redeemed	112,350
Subadvisory fees	439,938
Advisory fees	181,874
Shareholder servicing fees (Note 6)	53,218
Distribution fees - Class A (Note 7)	5,510
Dividends on securities sold short	91,800
Administration fees	41,802
Auditing fees	8,472
Fund accounting fees	8,174
Transfer agent fees and expenses	2,881
Chief Compliance Officer fees	2,511
Custody fees	1,131
Trustees' fees and expenses	348
Accrued other expenses	16,689
Total liabilities	262,933,634
Net Assets	$571,191,682

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$566,752,377
Accumulated net investment loss	(3,166,317)
Accumulated net realized gain on investments, securities sold short and foreign currency transactions	3,380,887
Net unrealized appreciation (depreciation) on:
Investments	16,226,061
Securities sold short	(11,977,773)
Forward foreign currency exchange contracts	54,035
Foreign currency translations	(77,588)
Net Assets	$571,191,682

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$28,123,959
Shares outstanding	2,764,233
Redemption price	10.17
Maximum sales charge (5.75% of offering price)*	0.62
Maximum offering price to public	$10.79

Class I Shares:
Net assets applicable to shares outstanding	$543,067,723
Shares outstanding	53,370,313
Redemption price	$10.18

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,925)	$2,980,602
Interest	4,486,428
Total investment income	7,467,030

Expenses:
Subadvisory fees	2,538,330
Advisory fees	935,174
Dividends on securities sold short	882,316
Interest expense	699,547
Administration fees	168,221
Shareholder servicing fees (Note 6)	71,030
Fund accounting fees	70,052
Transfer agent fees and expenses	43,874
Distribution fees - Class A (Note 7)	41,021
Miscellaneous	22,170
Registration fees	22,104
Legal fees	15,207
Custody fees	13,059
Auditing fees	8,775
Shareholder reporting fees	6,977
Trustees' fees and expenses	3,787
Chief Compliance Officer fees	3,208
Insurance fees	1,104

Total expenses	5,545,956
Advisory fees recovered	129,137
Net expenses	5,675,093
Net investment income	1,791,937

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Forward Contracts
and Foreign Currency:
Net realized gain (loss) on:
Investments	11,613,779
Securities sold short	(5,241,942)
Foreign currency transactions	(45,735)
Net realized gain	6,326,102
Net change in unrealized appreciation/depreciation on:
Investments	(28,159,003)
Securities sold short	19,482,688
Forward foreign currency exchange contracts	54,035
Foreign currency translations	(77,588)
Net change in unrealized appreciation/depreciation	(8,699,868)
Net realized and unrealized loss on investments, securities sold short,
forward contracts and foreign currency	(2,373,766)

Net Decrease in Net Assets from Operations	$(581,829)

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,791,937	$4,964,921
Net realized gain (loss) on investments, securities sold short
and foreign currency	6,326,102	(463,677)
Net change in unrealized appreciation/depreciation on investments,
securities sold short, forward contracts and foreign currency	(8,699,868)	1,722,260
Net increase (decrease) in net assets resulting from operations	(581,829)	6,223,504

Distributions to Shareholders:
From net investment income:
Class A	(389,000)	(230,499)
Class I	(5,866,445)	(3,050,687)
From net realized gain:
Class A	-	(309,011)
Class I	-	(3,669,223)
Total distributions to shareholders	(6,255,445)	(7,259,420)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,995,801	28,957,480
Class I	134,100,509	263,403,527
Reinvestment of distributions:
Class A	324,040	432,995
Class I	4,549,441	5,956,110
Cost of shares redeemed:
Class A	(15,100,941)	(17,532,579)
Class I	(52,121,193)	(29,224,366)
Net increase in net assets from capital transactions	82,747,657	251,993,167

Total increase in net assets	75,910,383	250,957,251

Net Assets:
Beginning of period	495,281,299	244,324,048
End of period	$571,191,682	$495,281,299

Accumulated net investment income (loss)	$(3,166,317)	$1,297,191

Capital Share Transactions:
Shares sold:
Class A	1,066,107	2,809,040
Class I	13,043,138	25,651,454
Reinvestment of distributions:
Class A	31,583	42,286
Class I	443,848	581,677
Shares redeemed:
Class A	(1,471,037)	(1,705,206)
Class I	(5,069,479)	(2,849,367)
Net increase in capital share transactions	8,044,160	24,529,884

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2014 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(581,829)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(189,646,450)
Proceeds from sale of investment securities	115,563,134
Proceeds from short sale	122,776,835
Closed short transactions	(106,604,037)
Increase in foreign currency	(2,519,196)
Increase in cash deposited with broker for securites sold short	(29,774,725)
Increase in dividends and interest receivables	(443,164)
Decrease in receivables for investment securities sold	1,495,853
Increase in prepaid expenses	(49,978)
Decrease in payables for investment securities purchased	(6,710,550)
Increase in payables for dividends on securities sold short	42,013
Increase in Advisory and Subadvisory fees	88,246
Decrease in accrued expenses	(18,910)
Decrease in amortization	(208,402)
Net realized loss	(6,371,837)
Net change in unrealized appreciation/depreciation	8,622,280
Net cash used for operating activities	(94,340,717)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	144,891,493
Redemption of shares	(67,283,873)
Dividends paid to shareholders, net of reinvestments	(1,381,964)
Net cash provided by financing activities	76,225,656

Net Decrease in Cash	(18,115,061)

Cash:
Beginning balance	37,659,339
Ending balance	$19,544,278

Non cash financing activities not included herein consist of $4,873,481 of reinvested dividends.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$10.29		$10.37	$10.00
Income from Investment Operations:
Net investment income1	0.02		0.12	-	2
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.01	0.42
Total from investment operations	(0.01)		0.13	0.42

Less Distributions:
From net investment income	(0.11)		(0.10)	(0.01)
From net realized gain	-		(0.11)	(0.04)
Total distributions	(0.11)		(0.21)	(0.05)

Net asset value, end of period	$10.17		$10.29	$10.37

Total return3	(0.14)%	4	1.31%	4.17%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,124		$32,298	$20,642

Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	2.31%	5	2.33%	2.82%	5
After fees waived/recovered	2.36%	5	2.35%	2.70%	5
Ratio of expenses to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
After fees waived/recovered	1.74%	5	1.74%	1.74%	5
Ratio of net investment income to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
After fees waived/recovered	0.43%	5	1.20%	0.04%	5
Portfolio turnover rate	29%	4	60%	47%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$10.30		$10.37	$10.00
Income from Investment Operations:
Net investment income1	0.04		0.15	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.02	0.39
Total from investment operations	-		0.17	0.42

Less Distributions:
From net investment income	(0.12)		(0.13)	(0.01)
From net realized gain	-		(0.11)	(0.04)
Total distributions	(0.12)		(0.24)	(0.05)

Net asset value, end of period	$10.18		$10.30	$10.37

Total return2	0.02%	3	1.65%	4.21%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$543,068		$462,983	$223,682

Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	2.06%	4	2.08%	2.57%	4
After fees waived/recovered	2.11%	4	2.10%	2.45%	4
Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
After fees waived/recovered	1.49%	4	1.49%	1.49%	4
Ratio of net investment income to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
After fees waived/recovered	0.68%	4	1.45%	0.29%	4
Portfolio turnover rate	29%	3	60%	47%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The Fund commenced operations on May 25, 2012, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $159,793,680 transfer of Class I shares of the Fund in exchange for the net assets of the SSI Hedged Convertible Income Fund, L.P., a California limited partnership (the “Partnership”).  This exchange was nontaxable, whereby the Fund issued 15,979,368 shares for the net assets of the Partnership on May 29, 2012.  Cash and the investment portfolio of the Partnership with a fair value of $130,118,269 on long securities and $69,056,585 on short sales (identified cost of investment transferred were $122,651,515 on long securities and $67,457,372 on short sales) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

(e) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At September 30, 2014, such collateral is denoted in the Fund’s Schedule of Investments.

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income semi-annually and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets.  The Trust, on behalf of the Fund, has also entered into a Sub-Advisory Agreement with SSI Investment Management, Inc. (the “Sub-Advisor”). Under the terms of the Sub-Advisory Agreement, the Fund pays a monthly investment advisory fee to the Sub-Advisor at the annual rate of 0.95% of the Fund’s average daily net assets.   The Fund’s Advisor and Sub-Advisor have contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any shareholder servicing plan fees, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N1-A, expenses incurred in connection with any merger or reorganization, and extraordinary expense such as litigation) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively.  The expense limitation agreement has been structured so that the Advisor will first be required to waive an amount up to its entire management fee (0.35%) before the Sub-Advisor will be required to waive its fee or absorb Fund operating expenses that exceed the amount of the Advisor’s fee.  This agreement is effective until July 31, 2015 and is subject thereafter to annual re-approval of the agreement by the Advisor, Sub-Advisor, and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust’s Board of Trustees.

For the six months ended September 30, 2014, the Advisor recovered $129,137 of its advisory fees and the Sub-Advisor waived none of its sub-advisory fees.  The Advisor and Sub-Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor and Sub-Advisor are permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2014, the amount of these potentially recoverable expenses was $8,735.  The Advisor may recapture all or a portion of this amount no later than May 31, 2016.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended September 30, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC will provide Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2014, are reported on the Statement of Operations.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Note 4 – Federal Income Taxes
At September 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$482,263,856

Gross unrealized appreciation	$44,404,986
Gross unrealized depreciation	(28,182,570)

Net appreciation on investments	$16,222,416

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,297,191
Undistributed long-term capital gains	2,865,866
Tax accumulated earnings	4,163,057

Accumulated capital and other losses	-
Net unrealized appreciation on investments	44,260,038
Net unrealized depreciation on securities sold short	(37,146,516)
Total accumulated earnings	$11,276,579

The tax character of distributions paid during the fiscal year ended March 31, 2014 and fiscal period ended March 31, 2013 were as follows:

Distributions paid from:	2014	2013
Ordinary income	$3,281,186	$196,256
Net long-term capital gains	3,978,234	723,058
Total distributions paid	$7,259,420	$919,314

Note 5 – Investment Transactions
For the six months ended September 30, 2014, purchases and sales of investments, excluding short-term investments, were $189,646,450 and $115,563,134, respectively.   Securities sold short and short securities covered were $122,776,835 and $106,604,037, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended September 30, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3***	Total
Assets
Investments
Corporate Bonds*	$-	$375,959,402	$-	$375,959,402
Preferred Stocks*	-	122,526,870	-	122,526,870
Total Investments	$-	$498,486,272	$-	$498,486,272
Other Financial Instruments**
Forward Foreign Currency Exchange Contracts	54,035	-	-	54,035
Total Assets	$54,035	$498,486,272	$-	$498,540,307

Liabilities
Securities Sold Short
Common Stocks*	$258,951,521	$-	$-	$258,951,521
Total Liabilities	$258,951,521	$-	$-	$258,951,521

*
All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	Other financial instruments are derivative instruments such as forward contracts. Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
***	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward contracts during the six months ended September 30, 2014.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of September 30, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$54,035	Unrealized depreciation on forward foreign currency exchange contracts	$-
Total		$54,035		$-

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Trust and SSI Investment Management Inc. (the “Sub-Advisor”) with respect to the Palmer Square SSI Alternative Income Fund series of the Trust (the “Fund”) for additional one-year terms.  In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Citigroup 3-Month Treasury Bill Index and the returns of a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from the Diversified Arbitrage fund universe (the “Performance Universe”) and its Equity Market Neutral fund universe for the one-year period ended June 30, 2014; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Market Neutral fund universe (the “Expense Universe”); information compiled by the Investment Advisor comparing the Fund’s performance, investment advisory fees and total expenses to those of a peer group of three other funds that the Investment Advisor believes to be a more appropriate peer group for the Fund (the “Advisor Peer Group”) than the Performance Peer Group and Expense Peer Group; and information about the Investment Advisor’s and Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the total return of the Fund for the one-year period was higher than the returns of the Citigroup 3-Month Treasury Bill Index, but was slightly below the median returns of funds in the Performance Peer Group and the Performance Universe (by five basis points and 13 basis points, respectively).  The Board also observed that the materials indicated that the total return of the Fund was above the average returns of the Advisor Peer Group for the one-year period, but was below the average return of the Advisor Peer Group by 27 basis points for the period since inception (May 25, 2012). In considering the Fund’s performance, the Board considered the Fund’s unique investment strategies, which the Board noted made construction of an appropriate peer group difficult.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided by Investment Advisor and the Sub-Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides oversight of the Sub-Advisor with respect to the Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions, and the Sub-Advisor’s specific responsibilities in day-to-day management and oversight of the Fund.  The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and the Sub-Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and the Sub-Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were five basis points higher than the medians of the Fund’s Expense Peer Group and the Expense Universe and 22 basis points higher than average of the funds in the Advisor Peer Group.  The Board also considered that the Investment Advisor does not manage assets for any other clients using the same investment strategies as those used by the Fund, and therefore it could not compare the Fund’s advisory fees with those of any other clients. In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group (by ten basis points) and the median expenses for the Expense Universe (by 12 basis points), and lower than the average expense of the funds in the Advisor Peer Group by ten basis points.  With respect to the Sub-Advisor, the Board noted that the sub-advisory fee paid to the Sub-Advisor by Fund was lower than the advisory fee the Sub-Advisor charges to its other advisory clients, certain of which also pay performance-based fees. The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under the respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2014, noting that the Investment Advisor had recouped certain advisory fees it had previously waived, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor and the Sub-Advisor as a result of their relationships with the Fund, including the receipt of advisory or sub-advisory fees, as applicable, research services made available to them by broker-dealers that provide execution services to the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory or sub-advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

Palmer Square SSI Alternative Income Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/14	9/30/14	4/1/14 – 9/30/14
Class A	Actual Performance*	$1,000.00	$998.60	$11.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.24	11.90
Class I	Actual Performance*	1,000.00	1,000.20	10.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.50	10.65

*
Expenses are equal to the Fund’s annualized expense ratio of 2.36% and 2.11% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratios reflect a recovery of previously waived fees.  Assumes all dividends and distributions were reinvested.

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Palmer Square SSI Alternative Income Fund
a series of the Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square SSI Alternative Income Fund – Class I	PSCIX	461418 246
Palmer Square SSI Alternative Income Fund – Class A	PSCAX	461418 253

Privacy Principles of the Palmer Square SSI Alternative Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square SSI Alternative Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square SSI Alternative Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/11/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/11/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/11/2014